Segment Reporting, including Geographic Area Data and Major Customers (Tables)	12 Months Ended
Dec. 31, 2011
Operating Segments

The Company believes the terms and conditions of transactions between the segments are comparable to those which could have been obtained in transactions with unaffiliated parties. TSYS’ operating segments share certain resources, such as Information Technology support, that TSYS allocates asymmetrically.

Years ended December 31,
(in thousands)
Operating Segments	2011	2010	2009
Revenues before reimbursable items
North America Services	$809,069	809,012	880,668
International Services	380,129	321,846	322,697
Merchant Services	373,159	337,178	232,262
Intersegment revenues	(21,659)	(25,600)	(28,322)

Revenues before reimbursable items from external customers	$1,540,698	1,442,436	1,407,305

Total revenues
North America Services	$954,550	956,546	1,048,932
International Services	394,831	334,954	337,757
Merchant Services	487,997	458,921	327,055
Intersegment revenues	(28,412)	(32,844)	(36,261)

Revenues from external customers	$1,808,966	1,717,577	1,677,483

Depreciation and amortization
North America Services	$78,155	78,834	84,577
International Services	51,888	40,792	34,791
Merchant Services	36,124	40,298	32,590
Corporate Administration	2,998	3,003	3,690

Total depreciation and amortization	$169,165	162,927	155,648

Segment operating income
North America Services	$253,844	244,989	285,409
International Services	41,408	42,689	57,654
Merchant Services	112,986	102,444	71,437
Corporate Administration	(85,782)	(80,693)	(70,474)

Operating income	$322,456	309,429	344,026

At December 31,	2011	2010	2009
Total assets
North America Services	$1,621,664	1,632,882	1,535,129
International Services	433,203	408,880	379,606
Merchant Services	487,858	460,750	215,855
Intersegment assets	(684,333)	(550,251)	(419,636)

Total assets	$1,858,392	1,952,261	1,710,954

Property and Equipment, Net of Accumulated Depreciation and Amortization

GEOGRAPHIC AREA DATA:    The Company maintains property and equipment, net of accumulated depreciation and amortization, in the following geographic areas:

	At December 31,
(in millions)	2011	2010
United States	$194.8	203.8
Europe	52.4	58.3
Japan	9.7	11.3
Other	9.7	26.7

Totals	$266.6	300.1

Revenues Based on Domicile of the Company's Customers

The following geographic area data represents revenues for the years ended December 31 based on the domicile of the Company’s customers:

(in millions)	2011	%	2010	%	2009	%
United States	$1,227.8	67.9	$1,204.4	70.1	$1,183.8	70.6
Europe	283.5	15.7	250.2	14.6	269.4	16.1
Canada	171.5	9.5	161.9	9.4	139.7	8.3
Japan	76.3	4.2	61.3	3.6	48.9	2.9
Mexico	7.8	0.4	7.9	0.5	8.1	0.5
Other	42.1	2.3	31.9	1.8	27.6	1.6

Totals	$1,809.0	100.0	$1,717.6	100.0	$1,677.5	100.0

Reconciliation of Geographic Revenues to Revenues by Operating Segments

GEOGRAPHIC AREA REVENUE BY OPERATING SEGMENT:    The following table reconciles segment revenue to revenues by geography for the years ended December 31:

	North America Services			International Services			Merchant Services
(in millions)	2011	2010	2009	2011	2010	2009	2011	2010	2009
United States	$741.5	748.2	859.5	$—	—	—	$486.3	456.2	324.3
Europe	0.7	0.8	0.8	282.8	249.4	268.6	—	—	—
Canada	171.1	161.4	139.2	—	—	—	0.4	0.5	0.5
Japan	—	—	—	76.3	61.3	48.9	—	—	—
Mexico	7.8	7.9	8.1	—	—	—	—	—	—
Other	9.6	9.3	8.7	31.8	21.5	18.1	0.7	1.1	0.8

Totals	$930.7	927.6	1,016.3	$390.9	332.2	335.6	$487.4	457.8	325.6